Accounts Payable (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Accounts Payable [Line Items]
Other accounts payable	$ 253	$ 300
U.S dollars [Member]
Other Accounts Payable [Line Items]
Other accounts payable	189	244
NIS (not linked to the Israeli CPI) [Member]
Other Accounts Payable [Line Items]
Other accounts payable	$ 64	$ 56